Note 29 - Cash Flow Disclosures	12 Months Ended
Dec. 31, 2021
Disclosure of Cash Flow [Abstract]
Note 28 - Cash Flow Disclosures

29                  Cash flow disclosures

(all amounts in thousands of U.S. dollars)

		Year ended December 31,
(i)	Changes in working capital	2021	2020	2019
	Inventories	(1,060,465)	828,796	311,459
	Receivables and prepayments and current tax assets	(75,530)	74,877	(34,368)
	Trade receivables	(334,781)	409,163	428,326
	Other liabilities	(2,292)	(34,871)	(18,295)
	Customer advances	43,744	(34,388)	16,844
	Trade payables	383,417	(184,442)	(180,857)
		(1,045,907)	1,059,135	523,109
(ii)	Income tax accruals less payments
	Tax accrued	189,448	23,150	202,452
	Taxes paid	(153,846)	(140,364)	(395,869)
		35,602	(117,214)	(193,417)
(iii)	Interest accruals less payments, net
	Interest accrued	(14,371)	8,627	(4,616)
	Interest received	24,567	19,613	30,890
	Interest paid	(21,559)	(28,778)	(30,655)
		(11,363)	(538)	(4,381)